RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 277,010	$ 457,719
Related party and affiliated company payables
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	54,510	47,719
SFL
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	7,773	6,407
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	448	337
Golden Ocean
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	17,211	13,837
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	512	549
TFG Marine
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	27,922	25,956
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	11	71
Avance Gas
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	633	562
Shareholder loan facility
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	147,500	235,000
Revolving credit facility
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 75,000	$ 175,000